Investment Strategy - VanEck Space ETF	May 06, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIESThe Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Index is a rules-based, modified float-adjusted market capitalization weighted index designed to replicate the performance of companies involved in space exploration, rockets and propulsion systems, and satellite equipment and communications (“Space Companies”).Space Companies are companies that derive at least 50% of their revenues from one or more of the following space-related industries, as determined by MarketVector Indexes GmbH (the “Index Provider”), an indirectly wholly-owned subsidiary of the Adviser: (i) space exploration (including design of commercial spacecraft, space tourism, scientific research, or delivery of equipment or cargo to space); (ii) rockets and propulsion systems (including products and services directly related to space vehicle systems or equipment, space payload, and materials and equipment used to build spacecraft or other vehicles used in space); (iii) satellite equipment and communication solutions (including systems and software for satellite-based communication, but excluding pay-TV); and/or (iv) other satellite equipment (including satellite equipment, systems or software for research, earth observation, space imaging or Global Positioning System ("GPS")). The Index universe includes common equity securities and securities with similar characteristics (including depositary receipts) that are freely investable and provide real-time and historical pricing, and excludes limited partnerships. To be included in the Index’s investable universe, securities must meet minimum free-float, market capitalization, and liquidity thresholds, with different thresholds applied to securities already included in the Index versus securities not currently in the Index.Index constituents may include small-, mid-, and large-capitalization companies listed on U.S and foreign exchanges, and the Fund may invest in depositary receipts and securities denominated in foreign currencies. As of March 31, 2026, the Index included 20 securities of companies with a market capitalization range of between approximately $745 million and $36.4 billion and a weighted average market capitalization of $9.2 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Index is owned by the Index Provider. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Index. The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.